Cover Page	Oct. 15, 2019
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Oct. 15, 2019
Entity Registrant Name	TRICIDA, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38558
Entity Tax Identification Number	46-3372526
Entity Address, Address Line One	7000 Shoreline Court
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	415
Local Phone Number	429-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	TCDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001595585